Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	December 31, 2025	December 31, 2024
Commercial property (hotel unit) (1)	$1,533,672	$-
Bakery production equipment	1,128,548	1,155,420
Automobiles	115,084	110,567
Office equipment and furniture	1,201,357	938,252
Leasehold improvements	6,903,484	5,959,894
Subtotal	10,882,145	8,164,133
Less: accumulated depreciation	(3,818,153)	(3,719,660)
Total property and equipment, net	$7,063,992	$4,444,473

(1)

On January 21, 2025, the Company acquired a commercial property unit from its controlling shareholder, Mr. Gang Li, through a debt settlement arrangement. The transaction involved the settlement of amounts due from the controlling shareholder, whereby the property was transferred to the Company in settlement of the outstanding balance.

The Company determined the acquisition cost of the property based on its fair value at the acquisition date, supported by an independent third-party valuation. Management considers the fair value to be a reasonable proxy for the acquisition cost in this transaction. The property is legally owned by the Company and is currently leased to third parties to generate rental income. Consistent with the Company’s accounting policy, management has classified the property as property and equipment as it is held for use in the Company’s operations and the Company is actively involved in managing the property. Management determined the useful life of the property to be 20 years. The Company evaluates long-lived assets for impairment in accordance with ASC 360. As the property generates independently identifiable rental cash flows, it is assessed separately for impairment. Management considered the ongoing rental income and absence of adverse changes in occupancy or usage and concluded that no impairment indicators were present as of December 31, 2025.

(Loss) gain on disposal of property and equipment was $(78,845), $152,517, and $(4,982) for the years ended December 31, 2025, 2024 and 2023, respectively.

Depreciation expenses were $853,472, $796,369 and $831,820 for the years ended December 31, 2025, 2024 and 2023, respectively.